COLUMBIA FUNDS SERIES TRUST I

225 Franklin Street

Boston, MA 02110

March 1, 2017

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust I (the Registrant)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund
Columbia AMT-Free Intermediate Muni Bond Fund
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund
Columbia AMT-Free New York Intermediate Muni Bond Fund
Columbia California Tax-Exempt Fund
Columbia New York Tax-Exempt Fund
Columbia Strategic Income Fund

Post-Effective Amendment No. 290

File Nos. 002-99356 /811-04367

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 290 (Amendment). This Amendment was filed electronically on February 27, 2017.

If you have any questions, please contact either me at (212) 850-1703 or Kayla Sylvia at (617) 385-9539.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia Funds Series Trust I